RidgeWorth Mid-Cap Value Equity Fund
MID-CAP VALUE EQUITY FUND Summary Section A Shares, C Shares and I Shares
Investment Objective
The Mid-Cap Value Equity Fund (the “Fund”) seeks to provide capital appreciation.
As a secondary goal, the Fund also seeks to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 41 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth Mid-Cap Value Equity Fund	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (load) (as a % of net asset value)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth Mid-Cap Value Equity Fund		A Shares	C Shares	I Shares
Management Fees	[1]	0.70%	0.70%	0.70%
Distribution (12b-1) Fees		0.30%	1.00%	none
Other Expenses	[2]	0.45%	0.10%	0.37%
Total Annual Fund Operating Expenses		1.45%	1.80%	1.07%
Fee Waivers and/or Expense Reimbursements	[3]	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.35%	1.80%	1.07%
[1]	Restated to reflect a decrease in the Management Fees effective August 1, 2012.
[2]	Restated to reflect current fees.
[3]	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 1.35%, 1.95% and 1.14% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example RidgeWorth Mid-Cap Value Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	705	1,001	1,317	2,211
C Shares	285	571	983	2,130
I Shares	110	342	593	1,311

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption RidgeWorth Mid-Cap Value Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	705	1,001	1,317	2,211
C Shares	185	571	983	2,130
I Shares	110	342	593	1,311

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of mid-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). Ceredex Value Advisors LLC (“Ceredex” or the “Subadviser”) considers mid-capitalization companies to be companies with market capitalizations similar to those of companies in the Russell Midcap® Value Index. As of July 1, 2011, the market capitalization range of companies in the Russell Midcap® Value Index was between approximately $665.01 million and $186.5 billion.

In selecting investments for purchase and sale, the Subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. Additionally, the common stocks purchased for the Fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase.
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ADR Risk: Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.

Mid-Capitalization Companies Risk: Mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Mid-capitalization companies may be newer or less established and may have limited resources, products and markets, and less liquid.

Value Investing Risk: “Value” investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2012 was 7.59%.

Best Quarter	Worst Quarter
24.79%	-24.11%
(9/30/09)	(9/30/11)

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
Average Annual Total Returns RidgeWorth Mid-Cap Value Equity Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
A Shares	(7.54%)	3.33%		9.29%	[1]	Oct. 27, 2003
C Shares	(8.23%)	2.63%	6.02%
I Shares	(7.31%)	3.64%	6.94%
I Shares Returns After Taxes on Distributions	(10.22%)	1.25%	4.90%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	(4.23%)	1.89%	5.05%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	(1.38%)	0.04%	7.67%	7.78%	[1]	Oct. 27, 2003
[1]	Since inception of the A Shares on October 27, 2003.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.